Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Aspen Series
Janus Henderson Global Sustainable Equity Portfolio
Supplement dated January 28, 2026
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Global Sustainable Equity Portfolio (the “Portfolio”) are amended as follows:
1.	Under “Principal Investment Strategies” in the Portfolio Summary section of the Portfolio’s prospectuses, the following activities are removed from the list of broad-based negative screens:
•	human stem cell research
•	nuclear power generation
2.	Under “Principal Investment Strategies” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraphs replace the sixth paragraph in its entirety:
In selecting investments, portfolio management will then consider, among other factors, a company’s growth potential, competitive positioning, operational quality, and strategy. Portfolio management may also consider factors such as a company’s historic and projected return on capital, balance sheets, and financial models. Portfolio management will also consider environmental, social, and governance (“ESG”) factors (“ESG Factors”), which may include climate change, deforestation, biodiversity, human rights, company culture, community relations, board structure and diversity, executive pay, and corporate reporting.
Portfolio management seeks to maintain a portfolio of securities that has:
•	a carbon footprint and carbon intensity that is at least 20% below the MSCI World IndexSM;
•	a weighted average exposure to companies with notable ESG controversies that is below the MSCI World Index; and
•	a weighted average exposure to companies with a hazardous waste ratio below the MSCI World Index.
At portfolio management’s discretion, the Fund will engage with a company’s management regarding matters that may include shareholder rights, governance and remuneration, climate change, carbon emissions, pollution, biodiversity, human capital, and diversity and inclusion.
Please retain this Supplement with your records.

Janus Henderson Global Sustainable Equity Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Aspen Series
Janus Henderson Global Sustainable Equity Portfolio
Supplement dated January 28, 2026
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Global Sustainable Equity Portfolio (the “Portfolio”) are amended as follows:
1.	Under “Principal Investment Strategies” in the Portfolio Summary section of the Portfolio’s prospectuses, the following activities are removed from the list of broad-based negative screens:
•	human stem cell research
•	nuclear power generation
2.	Under “Principal Investment Strategies” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraphs replace the sixth paragraph in its entirety:
In selecting investments, portfolio management will then consider, among other factors, a company’s growth potential, competitive positioning, operational quality, and strategy. Portfolio management may also consider factors such as a company’s historic and projected return on capital, balance sheets, and financial models. Portfolio management will also consider environmental, social, and governance (“ESG”) factors (“ESG Factors”), which may include climate change, deforestation, biodiversity, human rights, company culture, community relations, board structure and diversity, executive pay, and corporate reporting.
Portfolio management seeks to maintain a portfolio of securities that has:
•	a carbon footprint and carbon intensity that is at least 20% below the MSCI World IndexSM;
•	a weighted average exposure to companies with notable ESG controversies that is below the MSCI World Index; and
•	a weighted average exposure to companies with a hazardous waste ratio below the MSCI World Index.
At portfolio management’s discretion, the Fund will engage with a company’s management regarding matters that may include shareholder rights, governance and remuneration, climate change, carbon emissions, pollution, biodiversity, human capital, and diversity and inclusion.
Please retain this Supplement with your records.